ALPS VARIABLE INVESTMENT TRUST

(the “Trust”)

Morningstar Conservative ETF Asset Allocation Portfolio: Class I (N/A) and Class II (CETFX)

Morningstar Income and Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (IETFX)

Morningstar Balanced ETF Asset Allocation Portfolio: Class I (N/A) and Class II (BETFX)

Morningstar Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (GETFX)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (AGTFX)

ALPS | Alerian Energy Infrastructure Portfolio: Class I (N/A) and Class III (ALEFX)

ALPS Global Opportunity Portfolio: Class I (N/A) and Class III (AVPEX)

Supplement dated June 7, 2023

to the Statement of Additional Information (“SAI”)

dated April 28, 2023, as supplemented from time to time

Effective June 7, 2023, the Officers tables under the “Management of the Trust” section of the SAI of the Trust is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address*, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***
Erich Rettinger (1985)	Treasurer	Since December 2021	Mr. Rettinger Joined ALPS in 2007 and is currently Vice President, Fund Operations at SS&C ALPS Advisors. Prior to joining ALPS Advisors he was Vice President and Fund Controller of ALPS Fund Services.
Matthew Sutula (1985)	Chief Compliance Officer	Since September 2019	Mr. Sutula joined ALPS in 2012 and is currently Chief Compliance Officer of AAI. Prior to his current role, Mr. Sutula served as Compliance Manager and Senior Compliance Analyst for AAI, as well as Compliance Analyst for ALPS.
Michael Lawlor (1969)	Secretary	Since January 2022	Mr. Lawlor joined ALPS in January 2022, and is currently Vice President and Principal Legal Counsel. Prior to joining ALPS, Mr. Lawlor was an Associate General Counsel at Brighthouse Financial (insurance company) (January 2007-April 2021). Mr. Lawlor also serves as Secretary of Financial Investors Trust and Secretary of ALPS Variable Investment Trust.
Brenda Haskell (1981)	Assistant Secretary	Since June 2023	Ms. Haskell joined ALPS in October 2022 and is currently a Senior Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS Ms. Haskell worked at Ironhorse Funding LLC, (November 2021 – September 2022) and Fidelity Investments (June 2000 – October 2021) Because of her position with ALPS, Ms. Haskell is deemed an affiliate of the Trust as defined under the 1940 Act.

*	All communications to Officers may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.

**	This is the period for which the Officer began serving the Trust. Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE